STATEMENTS OF CASH FLOWS - PELICAN ACQUISITION CORPORATION - USD ($)	6 Months Ended	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2026
Cash Flows from Operating Activities:
Net income (loss)	$ (42,564)	$ 1,249,047
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on investments held in Trust Account		(2,344,774)
Changes in operating assets and liabilities:
Prepaid expenses		(178,097)
Due to related party – administrative fee		65,806
Accrued expenses	18,539	295,822
Net cash used in operating activities	(24,025)	(912,196)
Cash Flows from Investing Activities:
Purchase of investments held in Trust Account		(86,250,000)
Net cash provided by investing activities		(86,250,000)
Cash Flows from Financing Activities:
Proceeds from sale of public units		86,250,000
Proceeds from sale of Private Placements units		2,987,500
Payment of underwriter fees		(1,725,000)
Proceeds from issuance of founder shares to Sponsor	25,000
Proceeds from issuance of EBC founder shares to the underwriter	4,348
Payment of offering costs	(146,250)	(409,240)
Repayment of promissory note - related party		(700,000)
Proceeds from promissory note - related party	200,000	500,000
Due to Pelican Holdco		89,740
Due to target company		100,000
Due to related party		10,200
Net cash provided by operating activities	83,098	87,103,200
Change in Cash	59,073	(58,996)
Cash, beginning of period		59,073
Cash, ending of period	59,073	77
Supplemental Disclosure of Non-cash Financing Activities:
Accretion of additional paid-in capital to accumulated deficit		791,512
Issuance of Public Rights net of issuance costs		1,337,837
Remeasurement of carrying value to redemption value		6,213,720
Deferred offering costs included in accrued offering costs	$ 3,063